OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2014		Dec. 28, 2012		Dec. 30, 2011
Other comprehensive income (loss) [Line Items]
Balances	$ (113.2)
Amounts reclassified from accumulated other comprehensive income [Abstract]
Prior service costs	19.0		7.4		4.1
Balances	(200.3)		(113.2)
Other comprehensive income (loss) (Textuals) [Abstract]
Other comprehensive income (loss), defined benefit plans, net unamortized gain (loss) arising during period, before tax	5.5		45.6		80.9
Other comprehensive income (loss), amortization, pension and other postretirement benefit plans, net prior service cost (credit) recognized in net periodic benefit cost, before tax	19.0		7.4		4.1
Other comprehensive income defined benefit plans effect of changes in foreign currency rate, before tax	3.6		1.7		1.9
Valuation allowance that reduced the tax benefit	17.9		4.9		11.6
Pension and Post-Retirement Adjustments [Member]
Other comprehensive income (loss) [Line Items]
Balances	(135.4)	[1],[2]	(108.8)	[1],[3]	(46.1)	[3]
Amounts reclassified from accumulated other comprehensive income [Abstract]
Prior service costs	2.3	[2],[4]	(3.0)	[1]	(3.2)	[3],[4]
Actuarial gains (losses)	16.7	[2],[4]	10.4	[1],[4]	7.3	[3],[4]
Total amounts reclassified from accumulated other comprehensive income, pretax	19.0	[2]	7.4	[1]	4.1	[3]
Tax benefit (expense)	(24.5)	[2],[5]	13.3	[1],[6]	10.7	[3],[7]
Other comprehensive income before reclassification	(11.5)	[2]	(47.3)	[1]	(77.5)	[3]
Net current-period other comprehensive income	(17.0)	[2]	(26.6)	[1]	(62.7)	[3]
Balances	(152.4)	[2]	(135.4)	[1],[2]	(108.8)	[1],[3]
Other comprehensive income (loss) (Textuals) [Abstract]
Other comprehensive income (loss), amortization, pension and other postretirement benefit plans, net prior service cost (credit) recognized in net periodic benefit cost, before tax	2.3	[2],[4]	(3.0)	[1]	(3.2)	[3],[4]
Foreign Currency Translation Adjustments [Member]
Other comprehensive income (loss) [Line Items]
Balances	22.8		(2.0)		9.2
Amounts reclassified from accumulated other comprehensive income [Abstract]
Translation adjustment realized upon liquidation of foreign subsidiaries	1.9	[8]	(0.1)	[8]
Total amounts reclassified from accumulated other comprehensive income, pretax	1.9		(0.1)
Tax benefit (expense)	(0.2)	[5]
Other comprehensive income before reclassification	(71.9)		24.9		(11.2)
Net current-period other comprehensive income	(70.2)		24.8		(11.2)
Balances	(47.4)		22.8		(2.0)
Loss on Derivative Instruments [Member]
Other comprehensive income (loss) [Line Items]
Balances	(0.6)
Amounts reclassified from accumulated other comprehensive income [Abstract]
Reclassification adjustment of prior derivative settlement	0.1		0.1
Total amounts reclassified from accumulated other comprehensive income, pretax	0.1		0.1
Tax benefit (expense)			0.4	[6]
Other comprehensive income before reclassification			(1.1)
Net current-period other comprehensive income	0.1		(0.6)
Balances	(0.5)		(0.6)
Accumulated Other Comprehensive Income (Loss) [Member]
Other comprehensive income (loss) [Line Items]
Balances	(113.2)		(110.8)		(36.9)
Amounts reclassified from accumulated other comprehensive income [Abstract]
Prior service costs	2.3	[4]	(3.0)	[1]	(3.2)	[4]
Actuarial gains (losses)	16.7	[4]	10.4	[4]	7.3	[4]
Reclassification adjustment of prior derivative settlement	0.1		0.1
Translation adjustment realized upon liquidation of foreign subsidiaries	1.9	[8]	(0.1)	[8]
Total amounts reclassified from accumulated other comprehensive income, pretax	21.0		7.4		4.1
Tax benefit (expense)	(24.7)	[5]	13.7	[6]	10.7	[7]
Other comprehensive income before reclassification	(83.4)		(23.5)		(88.7)
Net current-period other comprehensive income	(87.1)		(2.4)		(73.9)
Balances	(200.3)		(113.2)		(110.8)
Other comprehensive income (loss) (Textuals) [Abstract]
Other comprehensive income (loss), amortization, pension and other postretirement benefit plans, net prior service cost (credit) recognized in net periodic benefit cost, before tax	$ 2.3	[4]	$ (3.0)	[1]	$ (3.2)	[4]

[1]	For fiscal year 2012, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $45.6 million of net loss arising during the year, $7.4 million of amortization of prior service cost and net loss, and $1.7 million of before-tax effect of changes in foreign currency exchange rates.
[2]	For fiscal year 2013, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $5.5 million of net loss arising during the year, $19.0 million of amortization of prior service cost and net loss, and $3.6 million of before-tax effect of changes in foreign currency exchange rates.
[3]	For fiscal year 2011, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $80.9 million of net loss arising during the year, $4.1 million of amortization of prior service cost and net loss, and $1.9 million of before-tax effect of changes in foreign currency exchange rates.
[4]	These accumulated other comprehensive income components are included in the computation of net periodic pension costs, which were recorded in “Cost of revenues” and “General and administrative expenses” in our Consolidated Statements of Operations. See Note 14, “Employee Retirement and Post-Retirement Benefit Plans,” for more information.
[5]	The tax benefit has been reduced by a valuation allowance of $17.9 million in 2013.
[6]	The tax benefit has been reduced by a valuation allowance of $4.9 million in 2012.
[7]	The tax benefit has been reduced by a valuation allowance of $11.6 million in 2011.
[8]	This accumulated other comprehensive income component is reclassified into “Cost of revenues” in our Consolidated Statements of Operations.